Restatement	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Restatement

NOTE 14 - RESTATEMENT

We have restated our financial statements for the fiscal year ended March 31 2010, previously filed on July 14, 2010, and to correct certain general and administrative expenses related to a consulting arrangement during the fiscal year ended March 31, 2010 (see Note 13).  Except for the foregoing matters, no other information included in our original Form 10-K for the fiscal year ended March 31, 2010, is amended by this Form 10-K.

The following table shows the impact of this restatement on our consolidated statement of operations and consolidated balance sheet:

CONSOLIDATED STATEMENT OF OPERATIONS

Fiscal Year Ended March 31, 2010

	Previously Reported	Adjustments		Restated
Revenues	$111,572	$3,791	(1)	$115,363

Costs and expenses:
Cost of sales – product costs	46,645	11,737	(1)	58,382
Cost of sales – intellectual property costs	19,057	-		19,057
Wages and compensation – employees and directors	4,110,541	41,500	(2)	4,152,041
Consulting and professional fees	1,955,517	9,442,398	(3)	11,397,915
General and administrative	1,038,790	-		1,038,790
Product development	140,307	1,460,500	(4)	1,600,807
Operating loss	(7,199,285)	(10,952,344)		(18,151,629)

Other income (expense)	(637,715)	(2,538,511)	(5)	(3,176,226)
Net loss	$(7,837,000)	$(13,490,855)		$(21,327,855)

Basic and diluted loss per share:
Loss per share	$(0.01)	$(0.01)		(0.02)
Weighted average common shares	1,173,356,216	-		$1,173,356,216

(1) To correct sales and cost of sales.

(2) To correct wages and compensation expenses that were understated previously.

(3) To correct consulting and professional fees expenses to properly reflect the costs of consulting arrangements and to record corrections to accrued liabilities for items that were overstated previously.

(4) To correct product development expenses to properly reflect the costs of product development-related consulting arrangements and to record corrections to accrued liabilities for items that were overstated previously.

(5) To remove previous reserve against note receivable of $101,000 and to increase interest expense by $2,639,622 to reflect the induced conversions of certain notes payable to common stock.

CONSOLIDATED BALANCE SHEET

March 31, 2010

	Previously Reported	Adjustments		Restated
ASSETS:
Cash	$56,677	$(8,664)	(1)	$48,013
Restricted cash	30,000	163	(2)	30,163
Accounts receivable	6,915	-		6,915
Inventories	148,058	956	(2)	149,014
Prepaid royalties and other current assets	36,474	85,939	(3)	122,413
Current assets	278,124	78,394		356,518
Property and equipment, net	68,290	(48,132)	(4)	20,158
Intangible assets, net	85,938	(85,938)	(5)	-
Note receivable, net	101,111	(101,111)	(6)	-
Other assets	5,927	-		5,927
Total assets	$539,390	$(156,787)		$382,603

LIABILITIES & STOCKHOLDERS’ DEFICIT:
Accounts payable and accrued expenses	$2,350,525	$(662,586)	(8) (3)	$1,687,939
Convertible debt issued for services	-	295,000	(7)	295,000
Payroll liabilities payable	161,104	109,601	(8)	270,705
Notes payable, net of discounts	208,538	(25,240)	(10)	183,298
All other liabilities	78	100,323	(9)	100,401
Total liabilities	2,720,245	(182,902)		2,537,343

Stockholders’ deficit:
Series A preferred stock	3,586	-		3,586
Series B preferred stock	11,041	-		11,041
Series C preferred stock	-	10	(11)	10
Common stock	2,280,419	10,608	(10)	2,291,027
Treasury stock	24,500	-		24,500
Additional paid-in capital	47,338,235	13,559,187	(7)	60,897,422
Accumulated deficit	(51,838,636)	(13,543,690)	(7), (8), (5)	(65,382,326)
Stockholders’ deficit	(2,180,855)	26,115		(2,154,740)
Total liabilities and stockholders’ deficit	$539,390	$(156,787)		$382,603

(1) To correct cash that was overstated previously.

(2) To correct restricted cash and inventories that were understated previously.

(3) To correct prepaid royalties and other current assets that were understated previously.

(4) To increase accumulated depreciation that was understated.

(5) To write off intangible assets.

(6) To write off an uncollectible note receivable.

(7) To correct general and administrative expenses to properly reflect the costs of consulting arrangements.

(8) To correct wage and salary expense that was understated previously and to record corrections to accrued liabilities for items that were overstated previously.

(9) To reclass $100,323 in deferred revenue from accounts payable and accrued expenses to other liabilities.

(10) To correct notes payable as an equity investment was previously recorded as a note payable.

(11) To recognize the par value of series C preferred stock that was previously recorded in additional paid-in capital.